Leases (Tables)	12 Months Ended
Sep. 30, 2011
Leases [Abstract]
Future minimum rentals expected under subleases

	Years Ended September 30,
	(In thousands)
	Lease	Sublease
	Payments	Revenue
2012	$45,181	$226
2013	39,243	161
2014	30,001	111
2015	22,171	12
2016	13,874	—
Thereafter	19,731	—

	$170,201	$510

Aggregate rentals over the lease term including lease renewal options

	Fiscal Years Ended September 30,
	2011	2010	2009
	(In thousands)
Gross rent expense	$46,710	$39,394	$35,005
Sublease rent revenue	(141)	(132)	(81)

Net rent expense	$46,569	$39,262	$34,924